Changes in accounting policies - Additional information (Detail) - CAD ($) $ in Millions	3 Months Ended					12 Months Ended
	Jan. 31, 2024	Oct. 31, 2023		Jan. 31, 2023		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Reconcilation Of Operating Lease Commitments [Line Items]
Retained earnings	$ 31,162	$ 30,352	[1]			$ 30,352 [1]	$ 28,767
Income taxes	443	381	[1]	$ 739	[1]
Income before income taxes	$ 2,171	1,866	[1]	1,172	[1]
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Reconcilation Of Operating Lease Commitments [Line Items]
Retained earnings							$ (56)
Income taxes		1		1		3
Income before income taxes		$ 3		$ 2		$ 9

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.